Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Objective
To seek to provide growth of capital while minimizing taxable gains and income to shareholders.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Waddell & Reed Advisors Tax-Managed Equity Fund		Class A	Class B	Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	none	5.00%	1.00%
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged)	[2]	2.00%	2.00%	2.00%
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more at net asset value (NAV) of Class A shares that are redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	within fewer than five days

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Waddell & Reed Advisors Tax-Managed Equity Fund	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.25%	0.42%	0.40%
Total Annual Fund Operating Expenses	1.15%	2.07%	2.05%

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Waddell & Reed Advisors Tax-Managed Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	919	1,172	1,892
Class B	610	949	1,214	2,164
Class C	208	643	1,103	2,379

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Waddell & Reed Advisors Tax-Managed Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	919	1,172	1,892
Class B	210	649	1,114	2,164
Class C	208	643	1,103	2,379

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Waddell & Reed Advisors Tax-Managed Equity Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies that Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of common stocks. WRIMCO seeks stocks of growth-oriented companies that it believes have above-average earnings predictability and stability. While the Fund typically invests in the common stocks of primarily large cap U.S. companies, it may invest in companies of any size, any industry or any country in seeking to achieve its objective. Large cap companies are typically companies with market capitalizations of at least $10 billion.

WRIMCO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of net investment income and realized net capital gains than funds managed without regard to Federal income tax consequences.

WRIMCO typically invests for the long term and primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that it believes have dominant market positions and established competitive advantages. WRIMCO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

WRIMCO attempts to focus on growth companies with sustainable competitive advantages that will allow them to have more persistent growth over long periods of time. The key factors typically analyzed by WRIMCO consist of a company's brand equity, proprietary technology, economies of scale, level of inter-industry competition, threat of substitute products and the interaction and bargaining power between a company, its customers, suppliers and competitors.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

When deciding to sell a security, WRIMCO considers the negative tax impact of realizing capital gains and, if applicable, the positive tax impact of realizing capital losses. However, WRIMCO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of continuing to own the security, to reduce the Fund's holding in that security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inopportune time, potentially resulting in realized gains.

Principal Investment Risks

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

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Foreign Market Risk. The securities of many companies may have a significant exposure to foreign markets as a result of the company's products or services in foreign markets so that its domicile and/or the markets in which its securities trade may not be reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company's products or services are sold.

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Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

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Large Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

■	Management Risk. Fund performance is primarily dependent on WRIMCO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Notwithstanding the Fund's use of tax-management investment strategies, the Fund may have taxable income and may realize net capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized net capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets. As well, state or Federal tax laws or regulations may be amended at any time and may include changes to applicable tax rates or capital gain holding periods that may be adverse to the Fund's shareholders.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and a Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund's updated performance.

 In the period shown in the chart, the highest quarterly return was 13.80% (the second quarter of 2009) and the lowest quarterly return was -18.57% (the third quarter of 2001). The Class A return for the year through September 30, 2011 was -9.91%.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Waddell & Reed Advisors Tax-Managed Equity Fund	1 Year	5 Years	10 Years
Class A	7.39%	4.19%	2.09%
Class A Return After Taxes on Distributions	7.36%	4.18%	2.08%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.85%	3.61%	1.80%
Class B	8.86%	4.29%	1.75%
Class C	13.00%	4.47%	1.74%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.76%	0.03%
Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses)	14.80%	2.48%	(0.23%)